Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document and entity information [abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Entity Registrant Name	Nippon Steel Corporation
Entity Central Index Key	0001140471
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Emerging Growth Company	false
Entity Shell Company	false
Security Reporting Obligation	15(d)
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	950,321,402